INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
PRC	$ 3,082	$ 2,269	$ 5,224
Others	236		200
Total current income taxes	3,318	2,269	5,424
Deferred
PRC	(1,279)	(3,031)	(1,276)
Others	105	(1,029)	(48)
Total deferred income taxes	(1,174)	(4,060)	(1,324)
Total income tax provision (benefit)	$ 2,144	$ (1,791)	$ 4,100